Goodwill and intangible assets, net - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill impairment loss		€ 0	€ 207,618	€ 0
Accumulated impairment losses of goodwill		207,600	207,600
Accumulated impairment losses of indefinite-lived intangible assets		0	0
Amortization of intangible assets	[1]	136	373	€ 1,685
2022		135
2023		135
2024		135
2025		€ 135
Developed Europe
Goodwill [Line Items]
Goodwill impairment loss			17,600
Americas
Goodwill [Line Items]
Goodwill impairment loss			107,500
Rest of World
Goodwill [Line Items]
Goodwill impairment loss			€ 82,500

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€360	€188	€98
Amortization of internal use software and website development costs included in technology and content	3,239	3,926	4,566
Amortization of internal use software costs included in general and administrative	656	491	313
Amortization of acquired technology included in amortization of intangible assets	143	84	136